INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and banks	$ 5,080,613	$ 3,450,873
US Treasury bills	5,488,245
Total cash and cash equivalents	$ 10,568,858	$ 3,450,873